INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended														36 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Enterprise Income Tax [Member]	Dec. 31, 2013 AM Technology [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2012 AM Technology [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2011 AM Technology [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2013 Shenzhen AM [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2012 Shenzhen AM [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2011 Shenzhen AM [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2013 Hainan Jinhui [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2012 Hainan Jinhui [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2011 Hainan Jinhui [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2013 Xi'an AM [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2013 Xi'an AM [Member] PRC Enterprise Income Tax [Member]
Income Taxes [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%	15.00%	15.00%	15.00%	25.00%	25.00%	24.00%	25.00%	25.00%	24.00%	25.00%
Tax exempt period														2 years
Preferential tax rate					15.00%			25.00%	12.50%	12.00%					12.50%
Net operating loss carry forward	$ 52,175